FAIR VALUE MEASUREMENTS - Assets and Liabilities Measured on Recurring Basis (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of fair value measurement of assets [abstract]
Assets	$ 46,219	$ 45,811
Recurring fair value measurement
Disclosure of fair value measurement of assets [abstract]
Assets (liabilities)	254
Recurring fair value measurement | Other investments
Disclosure of fair value measurement of assets [abstract]
Assets	102
Recurring fair value measurement | Receivables from provisional copper and gold sales [Member]
Disclosure of fair value measurement of assets [abstract]
Assets	152
Carrying amount
Disclosure of fair value measurement of assets [abstract]
Financial assets	850	938
Financial liabilities	5,351	5,300
Carrying amount | Debt
Disclosure of fair value measurement of assets [abstract]
Financial liabilities	4,724	4,726
Carrying amount | Other liabilities
Disclosure of fair value measurement of assets [abstract]
Financial liabilities	627	574
Carrying amount | Other investments
Disclosure of fair value measurement of assets [abstract]
Financial assets	102	131
Carrying amount | Other assets
Disclosure of fair value measurement of assets [abstract]
Financial assets	748	807
At fair value [member]
Disclosure of fair value measurement of assets [abstract]
Financial assets	850	938
Financial liabilities	5,471	5,681
At fair value [member] | Debt
Disclosure of fair value measurement of assets [abstract]
Financial liabilities	4,844	5,107
At fair value [member] | Other liabilities
Disclosure of fair value measurement of assets [abstract]
Financial liabilities	627	574
At fair value [member] | Other investments
Disclosure of fair value measurement of assets [abstract]
Financial assets	102	131
At fair value [member] | Other assets
Disclosure of fair value measurement of assets [abstract]
Financial assets	748	$ 807
Level 1 of fair value hierarchy [member] | Recurring fair value measurement
Disclosure of fair value measurement of assets [abstract]
Assets (liabilities)	102
Level 1 of fair value hierarchy [member] | Recurring fair value measurement | Other investments
Disclosure of fair value measurement of assets [abstract]
Assets	102
Level 1 of fair value hierarchy [member] | Recurring fair value measurement | Receivables from provisional copper and gold sales [Member]
Disclosure of fair value measurement of assets [abstract]
Assets	0
Significant other observable inputs (Level 2) | Recurring fair value measurement
Disclosure of fair value measurement of assets [abstract]
Assets (liabilities)	152
Significant other observable inputs (Level 2) | Recurring fair value measurement | Other investments
Disclosure of fair value measurement of assets [abstract]
Assets	0
Significant other observable inputs (Level 2) | Recurring fair value measurement | Receivables from provisional copper and gold sales [Member]
Disclosure of fair value measurement of assets [abstract]
Assets	152
Significant Unobservable Inputs (Level 3) | Recurring fair value measurement
Disclosure of fair value measurement of assets [abstract]
Assets (liabilities)	0
Significant Unobservable Inputs (Level 3) | Recurring fair value measurement | Other investments
Disclosure of fair value measurement of assets [abstract]
Assets	0
Significant Unobservable Inputs (Level 3) | Recurring fair value measurement | Receivables from provisional copper and gold sales [Member]
Disclosure of fair value measurement of assets [abstract]
Assets	$ 0